Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.30%	37.31%
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.94%	20.59%
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	51.96%	27.66%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.42%	10.19%
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(1.66%)	52.88%
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.41%	40.85%